Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) (Allied Integral United Inc) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue from contracts with customers	$ 184,000	$ 545,000	$ 1,556,000
Allied Integral United Inc [Member]
Total revenue from contracts with customers	12,655,527	12,499,119
Total revenues	12,655,527	12,499,119
Allied Integral United Inc [Member] | Resident Rent [Member]
Total revenue from contracts with customers	11,961,108	11,821,407
Allied Integral United Inc [Member] | Ancillary [Member]
Total revenue from contracts with customers	368,104	297,828
Allied Integral United Inc [Member] | Assisted living [Member]
Total revenue from contracts with customers	279,556	258,105
Allied Integral United Inc [Member] | Move In fees [Member]
Total revenue from contracts with customers	$ 46,759	$ 121,779